Group structure - Summary of Intangible Assets Acquired (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2019
Customer list [member]
Disclosure of detailed information about business combination [line items]
Amount	R$ 50,077
Method	Multi-period excess earning method
Expected amortization period		8 years
Trademarks [member]
Disclosure of detailed information about business combination [line items]
Amount	R$ 19,304
Method	Relief from royalty
Expected amortization period		10 years
Technology [member]
Disclosure of detailed information about business combination [line items]
Amount	R$ 2,028
Method	Relief from royalty
Expected amortization period		3 years